Disposal group held for sale and disposal of subsidiaries - Schedule of Impact on Cash Flow Statement on Disposal of Subsidiary (Detail) - INR (₨) ₨ in Millions		12 Months Ended
	Feb. 15, 2021	Mar. 31, 2022	Mar. 31, 2021
Adyah Solar Energy Private Limited [Member]
Net cash inflow arising on disposal:
Consideration received in cash and cash equivalents	₨ 3,613		₨ 3,613
Less: cash and cash equivalents disposed			(16)
Total			₨ 3,597
Solar Energy and its Subsidiaries and Shekhawati Solar Park Private Limited
Net cash inflow arising on disposal:
Consideration received in cash and cash equivalents		₨ 5,440
Less: cash and cash equivalents disposed		(675)
Total		₨ 4,765